Income Taxes (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Abstract]
Statutory rates in Cayman Islands and BVI	0.00%	0.00%	0.00%
Statutory rates in Hong Kong	15.00%	0.00%	0.00%
Statutory rates in PRC	25.00%	25.00%	25.00%
Foreign earned income not subject to taxes in the Cayman Island	(40.00%)	(25.00%)	(25.00%)
Additional accruals in the PRC	83.50%	12.00%	21.00%
Effect of valuation allowance	0.00%	8.20%	0.00%
Effective income tax rate	83.50%	20.20%	21.00%